Offerings - Offering: 1	Sep. 04, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.000% Global Notes Due 2035
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 981,280,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 144,836.93
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The maximum aggregate offering price is based on an initial price to the public of 98.128% of the U.S.$1,000,000,000 aggregate principal amount of 6.000% Global Notes due 2035.